JOINT VENTURE (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 09, 2022
Schedule of Equity Method Investments [Line Items]
Contributed joint venture			$ 113,124	$ (0)
Loss on equity investment	$ 74,028	$ 0	$ 139,084	$ 0
Neural Signals Inc [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage					50.00%